Subsequent events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Subsequent to March 31, 2023, the Company amended its USD Term Loan Facility and USD Revolving Credit Facility (See Note 1). and amended the agreement associated with the contingent consideration related to a prior period acquisition (See Note 9).